     As filed with the Securities and Exchange Commission on April 23, 1999

                                       Securities Act registration no. 333-72511
                                       Investment Company Act file no. 811-09237
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

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           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                        PRE-EFFECTIVE AMENDMENT NO. 2                        [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
                               AMENDMENT NO.2                                [X]

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                             CALAMOS INSURANCE TRUST
                                  (Registrant)

                           1111 East Warrenville Road
                         Naperville, Illinois 60563-1493

                         Telephone number: 630-245-7200

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James S. Hamman, Jr., Secretary             Cameron S. Avery
Calamos Asset Management, Inc.              Bell, Boyd, & Lloyd
1111 East Warrenville Road                  70 West Madison Street, Suite 3300
Naperville, Illinois 60563-1493             Chicago, Illinois 60602-4207
                              (Agents for service)
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APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.


Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.


THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8 (a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8 (a), MAY DETERMINE.

     The purpose of this amendment is to reflect the change in the name of the Calamos Insurance Trust (the "Trust") to the "Calamos Advisors Trust", and to file as an exhibit to the registration statement the amendment to the Trust's declaration of trust.

     We incorporate herein by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement as filed with the Securities and Exchange Commission on March 26, 1999.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Naperville, Illinois on April 23, 1999.


                                                 CALAMOS INSURANCE TRUST


                                                 By /s/John P. Calamos
                                                   -----------------------------
                                                    John P. Calamos, President


Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on April 23, 1999 by the following persons in the capacities indicated.


             Name                                        Title
             ----                                        -----
/s/  John P. Calamos                              President
---------------------------                       (Principal Executive Officer)
     John P. Calamos                              and Trustee



/s/  Nick P. Calamos                              Vice President and Trustee
---------------------------
     Nick P. Calamos


/s/  Richard J. Dowen *                           Trustee
---------------------------
     Richard J. Dowen


/s/  Robert Frost *                               Trustee
---------------------------
     Robert Frost


/s/  William A. Kaun *                            Trustee
---------------------------
  William A. Kaun


* James S. Hamman, Jr. signs this document pursuant to powers of attorney filed herewith.


                                                     /s/  James S. Hamman, Jr.
                                                     ---------------------------
                                                          James S. Hamman, Jr.

                                  EXHIBIT INDEX


Exhibit No.              Description
-----------              -----------

Exhibit 99(a)            Amendment to Declaration of Trust
Exhibit 99               Powers of Attorney